REVENUE RECOGNITION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Contract assets	$ 7,673	$ 1,000
Contracts liabilities	2,902	$ 7,521
Change in contract asset	6,673
Change in contracts liabilities	$ (4,619)